Cost of services	12 Months Ended
Dec. 31, 2022
Cost of services
Cost of services

6       Cost of services

	2022	2021	2020
Salaries and social security contributions (*)	(205,891)	(141,011)	(124,412)
Concession fees (**)	(158,508)	(94,535)	(76,201)
Construction services cost	(147,855)	(77,453)	(124,438)
Amortization and depreciation (***)	(145,794)	(135,125)	(173,968)
Maintenance expenses	(107,474)	(83,905)	(82,095)
Cost of fuel	(107,170)	(24,884)	(13,076)
Services and fees	(56,834)	(44,832)	(40,458)
Office expenses	(10,753)	(5,208)	(3,717)
Taxes	(3,502)	(2,932)	(5,881)
Provision for maintenance costs	(3,450)	(4,706)	(1,813)
Others	(15,747)	(7,790)	(7,524)
	(962,978)	(622,381)	(653,583)

(*) At the year-end, the number of employees was 6.1 thousand in 2022, 5.8 thousand in 2021 and 2020.

(**) Includes depreciation for fixed concession assets fee, as shown in Note 12, of USD 18,764 for the year ended December 31, 2022 (USD 16,502 and USD 16,870 for the year ended December 31, 2021 and 2020 respectively).

(***) Includes depreciation of leases of USD 3,676 for the year ended December 31, 2022 (USD 3,185 and USD 2,540 for the year ended December 31, 2021 and 2020 respectively).